Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities
Schedule of fair values and location in the consolidated balance sheet of all derivatives held by the Company

		Fair Value
	Balance Sheet Classification	2010	2011
		RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	3,834	490	78
Total derivatives designated as hedges		3,834	490	78

Liability:
Interests rate swap	Other liabilities	30,663	23,370	3,713
Total derivatives not designated as hedges		30,663	23,370	3,713

Schedule of effect of the loss (gain), derivatives designated as cash flow hedge instruments on the consolidated statement of operations

Derivatives in Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in Other Comprehensive Income		Location of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss	Amount of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss		Amount of Loss Recognized in Loss on Derivative (ineffective portion)
	RMB	US$		RMB	US$	RMB	US$
2009
Foreign currency contracts	12,640	—	Foreign currency exchange losses	12,640	—	33,003	—

2010
Foreign currency contracts	54,679	—	Foreign currency exchange losses	54,601	—	—	—

2011
Foreign currency contracts	(18,441)	(2,930)	Foreign currency exchange losses	(17,872)	(2,840)	—	—

Schedule of losses and the location in the consolidated statements of operations of derivatives not designated as hedging instruments

	Location of Loss Recognized in Income on Derivative	Amount of Loss Recognized in Income on Derivative
		2009	2010	2011
		RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments

Foreign currency contracts	Foreign currency exchange losses	(1,420)	—	—	—
Interest rate swap	Interest expense	(22,986)	(22,945)	(8,481)	(1,347)
Total		(24,406)	(22,945)	(8,481)	(1,347)